Fair Value Measurements - Additional Information (Details)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Maximum [Member] | Measurement Input, Discount Rate [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Business combination contingent consideration liability measurement input	0.188	0.188
Maximum [Member] | Measurement Input, Price Volatility [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Business combination contingent consideration liability measurement input	0.802	0.802
Maximum [Member] | Measurement Input, Credit Spread [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Business combination contingent consideration liability measurement input	0.066	0.066
Minimum [Member] | Measurement Input, Discount Rate [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Business combination contingent consideration liability measurement input	0.029	0.029
Minimum [Member] | Measurement Input, Price Volatility [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Business combination contingent consideration liability measurement input	0.153	0.153
Minimum [Member] | Measurement Input, Credit Spread [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Business combination contingent consideration liability measurement input	0.052	0.052
ALTIMAR ACQUISITION CORP. II [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Cash	$ 331,112,000	$ 0
Money Market Funds | ALTIMAR ACQUISITION CORP. II [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Cash	$ 345,011,697